Notes Payable (Tables)	4 Months Ended
Apr. 30, 2013
Notes Payable Tables [Abstract]
Notes Payable

Notes payable consisted of the following at April 30, 2013, December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5% [A]	$300,000	$300,000	$-

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19% [A]	300,000	300,000	-

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000	100,000	-

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000	50,000	-

Note payable - originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000	50,000	-

Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014	-	-	15,151
Total	800,000	800,000	15,151
Less: Current maturities (notes payable)	-	-	(6,383)
Less: Current maturities (convertible notes payable)	(200,000)	-	-
Subtotal	600,000	800,000	8,768
Less: amount due after one year for notes payable	-	-	(8,768)
Amount due after one year for convertible notes payable	$600,000	$800,000	$-

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[A] - effective September 4, 2012, note amended to provide a maturity date of August 31, 2013. Effective December 17, 2012, note further amended to provide a maturity date of August 31, 2014.

Future maturities of notes payable	Future maturities of notes payable as of April 30, 2013 are as follows:

Year Ending April 30,
2014	$200,000
2015	600,000
$800,000